Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 5,572
2014	5,669
2015	5,331
2016	5,039
2017	¥ 4,761